Property and Equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, net
Property and equipment, Gross	$ 18,211	$ 18,211	$ 18,101
Less: Accumulated depreciation	(3,259)	(2,690)	(1,534)
Property and equipment, net	14,952	15,521	16,567
Depreciation expense	600	600	1,100
Gain or loss on disposal of property and equipment		0	0
Land
Property and Equipment, net
Property and equipment, Gross	$ 5,025	$ 5,025	5,025
Buildings
Property and Equipment, net
Property and equipment - Useful Life	40 years	40 years
Property and equipment, Gross	$ 8,325	$ 8,325	8,311
Furniture and fixtures
Property and Equipment, net
Property and equipment - Useful Life	7 years	7 years
Property and equipment, Gross	$ 677	$ 677	677
Lab equipment
Property and Equipment, net
Property and equipment - Useful Life	5 years	5 years
Property and equipment, Gross	$ 4,003	$ 4,003	3,907
Leasehold improvements
Property and Equipment, net
Property and equipment, Gross	$ 52	$ 52	52
Office equipment
Property and Equipment, net
Property and equipment - Useful Life	5 years	5 years
Property and equipment, Gross	$ 17	$ 17	17
Vehicles
Property and Equipment, net
Property and equipment - Useful Life	5 years	5 years
Property and equipment, Gross	$ 112	$ 112	$ 112